Derivative Instruments (Details) - Interest rate swap contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments
Notional amount	$ 451.2	$ 462.3
Carrying amount of derivative asset	29.4	29.4
Carrying amount of derivative liabilities	$ 10.0	$ 10.0